PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Depreciation	$ 409	$ 336	$ 711	$ 537